Stockholders' Equity (Details Narrative) (10-K) - USD ($)												6 Months Ended
	Sep. 15, 2020	Sep. 09, 2020	Sep. 01, 2020	Jun. 30, 2020	Apr. 28, 2020	Apr. 25, 2020	Nov. 20, 2019	Nov. 18, 2019	Oct. 15, 2019	Oct. 07, 2019	Jul. 31, 2019	Sep. 30, 2020	Mar. 31, 2020	Dec. 19, 2019	Sep. 30, 2019	Mar. 31, 2019
Common stock, shares authorized												500,000,000	500,000,000		500,000,000	500,000,000
Common stock, par value												$ 0.001	$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized												25,000,000	25,000,000		25,000,000	25,000,000
Preferred stock, par value												$ 0.001	$ 0.001		$ 0.001	$ 0.001
Reverse stock splits				As a result of the Reverse Split, each (100) units of Equity Instrument issued and outstanding prior to the Reverse Split were converted into one (1) unit of Equity Instrument.					As a result of the Reverse Split, each 100 shares of common stock issued and outstanding prior to the Reverse Split were converted into one (1) common stock.			As a result of the Reverse Splits, each 100 shares of common stock issued and outstanding prior to the Reverse Splits were converted into one (1) common stock. All share and per share numbers in these financial statements have been revised retroactively to take into account this Reverse Split.
Common stock, shares issued												8,419,700	1,910,038			1,660,006
Common stock, shares outstanding												8,419,700	1,910,038			1,660,006
Preferred stock, shares issued												292,000	300,000			0
Preferred stock, shares outstanding												292,000	300,000			0
Former Chief Executive Officer [Member]
Additional funds											$ 1,737
Former Chief Executive Officer [Member] | Series A Preferred Stock [Member]
Number of sale of shares										300,000
Cash consideration											$ 7,567
Number of shares of common stock											300,000
Investor [Member]
Number of shares of common stock					600
Stock Subscription Agreement [Member] | Investor [Member]
Number of sale of shares							50,000	200,000
Stock price per share			$ 0.50			$ 50	$ 0.50	$ 0.50
Cash consideration			$ 200,000				$ 25,000	$ 100,000
Number of shares of common stock	300,000	100,000	400,000		60,000	600
Stock Subscription Agreement [Member] | Investor One [Member]
Number of stock issued for subscriptions														200,000
Stock Subscription Agreement [Member] | Investor Two [Member]
Number of stock issued for subscriptions														50,000